Schedule of Investments PIMCO PCM Fund, Inc.	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 31.9%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~	$700	$725
AP Core Holdings, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~	1,126	1,130
BMC Software TBD% due 10/02/2025 «	500	499
Caesars Resort Collection LLC
2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~	2,027	2,017
3.583% (LIBOR03M + 3.500%) due 07/21/2025 ~	348	349
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~	1,127	1,136
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~	1,459	1,431
Dei Sales, Inc. 5.584% - 6.250% (LIBOR03M + 5.500%) due 04/23/2028 «~	1,093	1,085
Emerald TopCo, Inc. 3.584% - 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~	6	6
Encina Private Credit LLC TBD% - 4.572% (LIBOR03M + 3.572%) due 11/30/2025 «~µ	3,000	3,000
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~	3,846	3,433
Forbes Energy Services LLC TBD% due 12/31/2021 «	630	0
GIP Blue Holding TBD% due 09/29/2028 «	700	702
IRB Holding Corp. 2.750% - 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	165	165
Lealand Finance Company B.V.
1.084% (LIBOR03M + 1.000%) due 06/30/2025 ~	191	85
3.084% (LIBOR03M + 3.000%) due 06/30/2024 «~	27	16
Medline Industries, Inc.
TBD% due 08/04/2022 «	1,200	1,185
TBD% due 09/20/2028	229	228
MH Sub LLC 3.584% (LIBOR03M + 3.500%) due 09/13/2024 ~	19	19
Parexel International Corp.
TBD% due 08/11/2028	193	194
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~	1,114	1,115
PUG LLC 3.584% (LIBOR03M + 3.500%) due 02/12/2027 ~	704	690
Redstone Buyer LLC 5.500% (LIBOR03M + 4.750%) due 04/27/2028 ~	1,500	1,481
Rising Tide Holdings, Inc. 5.500% (LIBOR03M + 4.750%) due 06/01/2028 ~	1,100	1,107
Sabre GLBL, Inc. 4.000% (LIBOR03M + 3.500%) due 12/17/2027 ~	1,026	1,019
Sequa Mezzanine Holdings LLC 11.750% (LIBOR03M + 10.750%) due 04/28/2024 «~	834	830
Shutterfly, Inc. 5.750% (LIBOR03M + 5.000%) due 09/25/2026 ~	1,700	1,703
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	300	319
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~	24	24
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	2,510	2,513
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~	41	41
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~	1,800	1,760
U.S. Renal Care, Inc.
6.500% (LIBOR03M + 5.500%) due 06/26/2026 ~	1,100	1,101
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~	698	705
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,298	2,299
Veritas Holdings, Inc 6.000% (LIBOR03M + 5.000%) due 09/01/2025 ~	1,097	1,104
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (d)	783	162

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~	168	169

Total Loan Participations and Assignments (Cost $35,920)		35,547

CORPORATE BONDS & NOTES 46.9%
BANKING & FINANCE 9.5%
Ford Motor Credit Co. LLC 5.125% due 06/16/2025 (l)	500	544
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (l)	76	78
Kennedy-Wilson, Inc. 4.750% due 02/01/2030 (l)	1,086	1,104
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (l)	200	213
4.500% due 09/01/2026 (l)	200	218
4.625% due 06/15/2025 (l)	300	324
5.625% due 05/01/2024 (l)	100	109
5.750% due 02/01/2027 (l)	900	1,036
Navient Corp.
5.625% due 01/25/2025	51	50
6.125% due 03/25/2024 (l)	102	109
7.250% due 09/25/2023 (l)	24	26
Newmark Group, Inc. 6.125% due 11/15/2023 (l)	20	22
OneMain Finance Corp. 6.125% due 03/15/2024 (l)	24	26
PennyMac Financial Services, Inc. 5.750% due 09/15/2031 (l)	343	343
Piper Jaffray Cos.
4.740% due 10/15/2021	200	202
5.200% due 10/15/2023	900	906
PRA Group, Inc. 5.000% due 10/01/2029 (l)	900	902
Uniti Group LP
6.000% due 01/15/2030 (c)	1,065	1,058
7.125% due 12/15/2024 (l)	107	109
7.875% due 02/15/2025 (l)	2,420	2,560
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (l)	665	611

		10,550

INDUSTRIALS 33.6%
American Airlines, Inc.
5.500% due 04/20/2026 (l)	300	316
5.750% due 04/20/2029 (l)	1,200	1,294
Associated Materials LLC 9.000% due 09/01/2025 (l)	770	815
Boeing Co.
5.705% due 05/01/2040 (l)	193	246
5.805% due 05/01/2050 (l)	129	172
5.930% due 05/01/2060 (l)	310	424
Broadcom, Inc.
3.419% due 04/15/2033 (l)	500	518
3.469% due 04/15/2034 (l)	300	309
Carnival Corp. 10.500% due 02/01/2026 (l)	100	116
Carvana Co. 4.875% due 09/01/2029 (l)	1,100	1,091
Charter Communications Operating LLC
3.500% due 03/01/2042 (c)	200	196
3.850% due 04/01/2061 (l)	200	191
3.950% due 06/30/2062 (c)	900	870
4.400% due 12/01/2061 (l)	400	417
4.800% due 03/01/2050 (l)	41	46
Community Health Systems, Inc.
6.625% due 02/15/2025 (l)	221	231
8.000% due 03/15/2026 (l)	78	83
Coty, Inc. 5.000% due 04/15/2026 (l)	1,000	1,023
CVS Pass-Through Trust 5.880% due 01/10/2028 (l)	856	991
DAE Funding LLC 5.250% due 11/15/2021 (l)	102	102
Delta Air Lines, Inc. 7.375% due 01/15/2026 (l)	508	599
Deluxe Corp. 8.000% due 06/01/2029 (l)	1,000	1,046
Envision Healthcare Corp. 8.750% due 10/15/2026 (l)	439	357
EQM Midstream Partners LP 4.500% due 01/15/2029 (l)	1,100	1,143

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Exela Intermediate LLC 10.000% due 07/15/2023	23	18
Fresh Market, Inc. 9.750% due 05/01/2023 (l)	350	361
General Electric Co. 6.875% due 01/10/2039	2	3
iHeartCommunications, Inc. 6.375% due 05/01/2026 (l)	233	246
Innophos Holdings, Inc. 9.375% due 02/15/2028	23	25
Mileage Plus Holdings LLC 6.500% due 06/20/2027 (l)	100	109
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029 (c)	229	229
5.250% due 10/01/2029 (c)	176	176
NCL Corp. Ltd. 10.250% due 02/01/2026 (l)	988	1,135
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)	9	10
Oasis Petroleum, Inc. 6.375% due 06/01/2026 (l)	300	315
Oracle Corp. 4.100% due 03/25/2061 (j)(l)	100	107
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025	4	4
Premier Entertainment Sub LLC 5.625% due 09/01/2029 (l)	1,035	1,047
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (l)	1,500	1,611
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026 (l)	1,000	1,057
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (l)	1,000	1,088
11.500% due 06/01/2025 (l)	59	67
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (l)	520	530
Sunnova Energy Corp. 5.875% due 09/01/2026 (l)	300	306
Surgery Center Holdings, Inc. 10.000% due 04/15/2027 (l)	1,000	1,081
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)	296	321
5.750% due 09/30/2039 (l)	2,003	2,410
TransDigm, Inc. 5.500% due 11/15/2027	8	8
Transocean Pontus Ltd. 6.125% due 08/01/2025	19	19
Transocean, Inc. 7.250% due 11/01/2025	51	43
TripAdvisor, Inc. 7.000% due 07/15/2025 (l)	1,000	1,061
Triumph Group, Inc. 6.250% due 09/15/2024	11	11
U.S. Renal Care, Inc. 10.625% due 07/15/2027	12	13
UAL Pass-Through Trust 6.636% due 01/02/2024 (l)	278	288
Uber Technologies, Inc. 4.500% due 08/15/2029 (l)	1,100	1,110
Unifrax Escrow Issuer Corp. 7.500% due 09/30/2029 (l)	300	308
United Airlines, Inc.
4.375% due 04/15/2026 (l)	200	206
4.625% due 04/15/2029 (l)	1,400	1,449
Univision Communications, Inc. 5.125% due 02/15/2025 (l)	438	445
Viking Cruises Ltd. 13.000% due 05/15/2025 (l)	1,000	1,152
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (l)	1,100	1,102
VOC Escrow Ltd. 5.000% due 02/15/2028 (l)	100	99
Windstream Escrow LLC 7.750% due 08/15/2028 (l)	1,609	1,683
Wolverine Escrow LLC
8.500% due 11/15/2024 (l)	1,764	1,643
9.000% due 11/15/2026 (l)	916	847
Wynn Las Vegas LLC
5.250% due 05/15/2027 (l)	300	303
5.500% due 03/01/2025 (l)	100	102
Wynn Resorts Finance LLC
5.125% due 10/01/2029 (l)	100	101

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

7.750% due 04/15/2025 (l)	500	528

		37,373

UTILITIES 3.8%
Genesis Energy LP 8.000% due 01/15/2027 (l)	843	855
Lumen Technologies, Inc. 4.000% due 02/15/2027	14	14
Pacific Gas & Electric Co.
3.000% due 06/15/2028 (l)	300	305
3.750% due 08/15/2042 ^	2	2
4.000% due 12/01/2046 ^	2	2
4.300% due 03/15/2045 ^(l)	24	24
4.450% due 04/15/2042 ^	22	22
4.500% due 07/01/2040 (l)	53	54
4.500% due 12/15/2041 ^(l)	26	25
4.550% due 07/01/2030 (l)	712	770
4.600% due 06/15/2043 ^	9	9
4.750% due 02/15/2044 ^(l)	1,181	1,205
4.950% due 07/01/2050 (l)	826	880
Southern California Edison Co. 4.875% due 03/01/2049 (l)	40	48
Transocean Poseidon Ltd. 6.875% due 02/01/2027	20	20

		4,235

Total Corporate Bonds & Notes (Cost $50,553)		52,158

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)	700	597

Total Convertible Bonds & Notes (Cost $685)		597

MUNICIPAL BONDS & NOTES 1.2%
PUERTO RICO 1.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)	1,600	1,384

Total Municipal Bonds & Notes (Cost $1,308)		1,384

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
4.000% due 06/25/2050 (a)(l)	4,329	694
5.836% due 07/25/2029 •	230	252
Freddie Mac
0.000% due 02/25/2046 (b)(h)	430	361
0.100% due 02/25/2046 (a)	430	0
0.700% due 11/25/2055 ~(a)(l)	6,169	415
2.079% due 11/25/2045 ~(a)(l)	1,027	114
3.500% due 02/25/2041 (a)(l)	2,474	312
4.000% due 07/25/2050 (a)(l)	7,857	1,371
5.000% due 03/15/2040 (a)(l)	1,087	68
5.236% due 10/25/2029 •	250	274
6.064% due 05/25/2050 •(a)(l)	2,254	394
7.636% due 12/25/2027 •	445	482
Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2036	200	206

Total U.S. Government Agencies (Cost $5,268)		4,943

NON-AGENCY MORTGAGE-BACKED SECURITIES 31.0%
Adjustable Rate Mortgage Trust 2.744% due 01/25/2036 ^~	64	61
Banc of America Alternative Loan Trust 5.826% due 04/25/2037 ^~	100	101
Banc of America Funding Trust
2.119% due 12/20/2034 ~	244	167
2.559% due 03/20/2036 ~	51	47
5.806% due 03/25/2037 ^~	51	57
7.000% due 10/25/2037 ^	382	316
Banc of America Mortgage Trust
2.632% due 06/20/2031 ~	244	251
2.964% due 06/25/2035 ~	40	40
Bancorp Commercial Mortgage Trust 3.834% due 08/15/2032 •(l)	2,300	2,021
BCAP LLC Trust 0.488% due 07/26/2036 ~	87	79
Bear Stearns ALT-A Trust
0.426% due 04/25/2037 •	476	467

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

2.000% due 09/25/2034 ~	79	82
2.973% due 11/25/2036 ^~	571	384
3.053% due 05/25/2036 ~	33	28
3.053% due 01/25/2047 ~	24	16
3.153% due 05/25/2036 ^~	159	152
3.445% due 08/25/2036 ^~	212	137
3.978% due 07/25/2035 ^~	113	95
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	54	54
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	160	126
CD Mortgage Trust 5.688% due 10/15/2048	71	70
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	176	123
Citigroup Commercial Mortgage Trust 5.697% due 12/10/2049 ~	428	229
Citigroup Mortgage Loan Trust
2.442% due 11/25/2036 ^~	29	28
2.705% due 11/25/2035 ~(l)	1,276	859
6.250% due 11/25/2037 ~	708	457
Citigroup Mortgage Loan Trust, Inc. 2.529% due 10/25/2035 ~	294	206
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.140% due 09/25/2035 ^~	85	76
CitiMortgage Alternative Loan Trust 5.500% due 04/25/2022 ^	1	1
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~	1,700	1,744
Commercial Mortgage Loan Trust 6.171% due 12/10/2049 ~	583	271
Countrywide Alternative Loan Trust
0.636% due 10/25/2037 •	3,765	719
0.646% due 02/25/2037 •	154	136
0.666% due 02/25/2036 ^•	462	457
1.092% due 12/25/2035 •	724	669
5.500% due 03/25/2035	397	245
6.000% due 11/25/2035 ^	166	50
6.000% due 04/25/2036 ^(l)	2,457	1,675
Countrywide Home Loan Mortgage Pass-Through Trust
0.726% due 03/25/2035 •	87	80
1.956% due 03/25/2046 ^•(l)	473	310
1.985% due 02/20/2036 ^•	5	4
2.708% due 09/20/2036 ^~	75	72
2.922% due 09/25/2047 ^~	218	211
6.000% due 05/25/2037 ^	199	129
Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~	1,497	215
5.869% due 09/15/2040 ~	1	3
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	42	44
Credit Suisse Mortgage Capital Certificates 0.584% due 11/30/2037 ~(l)	2,900	2,776
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	1,003	748
6.396% due 04/25/2036 þ	178	123
6.500% due 05/25/2036 ^	147	77
Extended Stay America Trust 3.784% due 07/15/2038 •(l)	895	909
First Horizon Alternative Mortgage Securities Trust 2.314% due 08/25/2035 ^~	9	1
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~	900	885
GS Mortgage Securities Trust
0.887% due 08/10/2043 ~(a)	3,562	43
1.972% due 05/10/2045 ~(a)	1,495	4
GSR Mortgage Loan Trust 2.773% due 03/25/2047 ^~(l)	705	557
HarborView Mortgage Loan Trust 0.587% due 01/19/2036 •	496	357
IndyMac Mortgage Loan Trust
0.886% due 11/25/2034 •	66	65
2.832% due 05/25/2036 ~	108	78
3.255% due 06/25/2037 ~	128	113
JP Morgan Alternative Loan Trust 6.500% due 03/25/2036 ^(l)	835	660
JP Morgan Chase Commercial Mortgage Securities Corp. 2.185% due 03/12/2039 ~(a)	140	0
JP Morgan Chase Commercial Mortgage Securities Trust
0.508% due 02/15/2046 ~(a)	55,472	554
6.044% due 01/12/2038 ~(l)	1,031	1,046
6.309% due 02/12/2051 «~	59	329
JP Morgan Mortgage Trust 2.306% due 07/25/2035 ~	21	22
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^	116	37

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

5.562% due 02/15/2040 ^~	93	39
Lehman Mortgage Trust
5.942% due 04/25/2036 ^~	120	100
6.000% due 05/25/2037 ^	146	147
MASTR Adjustable Rate Mortgages Trust 2.677% due 11/25/2035 ^~	274	203
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•	195	165
Merrill Lynch Mortgage Investors Trust
0.506% due 07/25/2030 •	31	31
0.746% due 11/25/2029 •	61	60
2.262% due 02/25/2034 ~	4	4
2.331% due 05/25/2033 ~	3	3
2.595% due 11/25/2035 •	58	59
Morgan Stanley Capital Trust
0.473% due 11/12/2049 ~(a)	4,544	0
5.399% due 12/15/2043	71	44
Morgan Stanley Mortgage Loan Trust
2.609% due 01/25/2035 ^~	199	182
6.000% due 08/25/2037 ^	156	94
Morgan Stanley Resecuritization Trust 3.156% due 03/26/2037 ~(l)	2,661	2,677
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 «	131	129
Nomura Asset Acceptance Corp. Alternative Loan Trust 1.156% due 02/25/2035 •(l)	305	314
Regal Trust 1.806% due 09/29/2031 •	13	13
Residential Accredit Loans, Inc. Trust
4.309% due 01/25/2036 ^~	209	189
6.000% due 08/25/2035 ^	166	164
6.000% due 06/25/2036 ^	88	83
6.500% due 09/25/2037 ^	158	156
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	189	102
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	128	127
Structured Adjustable Rate Mortgage Loan Trust
2.937% due 01/25/2036 ^~	221	157
3.009% due 04/25/2036 ^~	192	145
3.359% due 09/25/2036 ^~	43	40
Structured Asset Mortgage Investments Trust 0.506% due 08/25/2036 ^•	532	544
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^	112	65
Wachovia Bank Commercial Mortgage Trust
1.145% due 10/15/2041 ~(a)	33	0
5.720% due 10/15/2048 ~	1,377	1,367
WaMu Mortgage Pass-Through Certificates Trust
0.986% due 10/25/2045 •	2,592	2,242
1.066% due 06/25/2044 •	242	242
1.763% due 11/25/2046 •	512	507
2.993% due 12/25/2036 ^~	195	197
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(l)	814	752

Total Non-Agency Mortgage-Backed Securities (Cost $33,742)		34,491

ASSET-BACKED SECURITIES 45.7%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.181% due 02/25/2035 •(l)	2,212	2,233
3.334% due 06/21/2029 •	64	65
Bayview Financial Acquisition Trust 0.505% due 12/28/2036 •	3	3
Bear Stearns Asset-Backed Securities Trust
0.656% due 04/25/2036 •(l)	1,973	2,752
2.693% due 07/25/2036 ~	176	177
5.500% due 12/25/2035	32	27
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	284
Citigroup Mortgage Loan Trust
0.246% due 12/25/2036 •	1,264	856
0.306% due 12/25/2036 •(l)	715	374
0.536% due 11/25/2045 •(l)	954	954
0.786% due 11/25/2046 •(l)	1,900	1,826
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	333	136
9.163% due 03/01/2033 ~	724	694
Countrywide Asset-Backed Certificates
0.236% due 04/25/2047 ^•(l)	289	287
0.286% due 06/25/2037 ^•(l)	598	630
0.346% due 12/25/2036 ^•(l)	861	859
0.566% due 05/25/2036 •(l)	8,021	7,187
1.736% due 06/25/2035 •(l)	4,000	4,030
Countrywide Asset-Backed Certificates Trust
0.356% due 09/25/2046 •	4,036	3,752

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

1.961% due 10/25/2035 •(l)	2,122	1,927
EMC Mortgage Loan Trust
1.136% due 05/25/2040 •	199	209
1.386% due 02/25/2041 •	184	183
Flagship Credit Auto Trust 0.000% due 06/15/2026 «(h)	2	276
Fremont Home Loan Trust 0.446% due 04/25/2036 •(l)	85	85
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	40	37
GSAMP Trust
1.886% due 06/25/2035 •(l)	2,200	2,239
2.711% due 12/25/2034 •(l)	2,151	1,841
Home Equity Mortgage Loan Asset-Backed Trust 0.326% due 04/25/2037 •(l)	3,837	3,080
HSI Asset Securitization Corp. Trust 0.196% due 04/25/2037 •(l)	3,153	2,012
Marlette Funding Trust
0.000% due 07/16/2029 «(h)	5	476
0.000% due 03/15/2030 «(h)	8	1,505
MASTR Asset-Backed Securities Trust 0.306% due 08/25/2036 •(l)	2,810	1,460
Morgan Stanley ABS Capital, Inc. Trust 0.866% due 12/25/2034 •	118	118
Morgan Stanley Home Equity Loan Trust 1.151% due 05/25/2035 •(l)	1,913	1,689
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	3,500	1,073
People's Financial Realty Mortgage Securities Trust 0.216% due 09/25/2036 •	1,434	416
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ(l)	3,581	2,102
Securitized Asset-Backed Receivables LLC Trust 0.731% due 01/25/2035 •	520	513
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(h)	1,000	122
0.000% due 05/25/2040 (h)	1,000	136
0.000% due 09/25/2040 «(a)(h)	339	74
Structured Asset Investment Loan Trust
1.811% due 10/25/2034 •(l)	1,986	1,995
4.586% due 10/25/2033 •	68	73
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	138	131
UPS Capital Business Credit 7.664% due 04/15/2026 ^«•(e)	1,856	0

Total Asset-Backed Securities (Cost $49,184)		50,898

	SHARES
COMMON STOCKS 4.9%
COMMUNICATION SERVICES 1.2%
Clear Channel Outdoor Holdings, Inc. (f)	108,013	293
iHeartMedia, Inc. 'A' (f)	25,745	644
iHeartMedia, Inc. 'B' «(f)	20,009	450

		1,387

ENERGY 0.1%
Axis Energy Services 'A' «(f)(j)	3,344	49
Noble Corp. (f)(j)	2,288	62

		111

INDUSTRIALS 1.3%
McDermott International Ltd. (f)	7,216	4
Neiman Marcus Group Ltd. LLC «(f)(j)	13,191	1,417
Noble Corp. (f)	275	7
Voyager Aviation Holdings «(f)	307	0
Westmoreland Mining Holdings LLC «(f)(j)	9,231	0

		1,428

MATERIALS 1.9%
Associated Materials Group, Inc. «(f)(j)	294,140	2,074

UTILITIES 0.4%
TexGen Power LLC «	9,914	411

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Total Common Stocks (Cost $4,813)		5,411

WARRANTS 1.0%
INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «	118,000	69

INFORMATION TECHNOLOGY 0.9%
Windstream Holdings LLC - Exp. 09/21/2055 «	43,518	1,044

Total Warrants (Cost $316)		1,113

PREFERRED SECURITIES 3.9%
INDUSTRIALS 3.9%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(i)	53,000	52
Sequa Corp. (15.000% PIK) 15.000% «(d)	3,392	3,694
Voyager Aviation Holdings LLC 9.500% «	1,842	545

Total Preferred Securities (Cost $2,841)		4,291

REAL ESTATE INVESTMENT TRUSTS 3.2%
REAL ESTATE 3.2%
Uniti Group, Inc.	46,851	579
VICI Properties, Inc.	104,988	2,983

Total Real Estate Investment Trusts (Cost $1,834)		3,562

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS (k) 2.4%		2,687

U.S. TREASURY BILLS 3.5%
0.051% due 10/07/2021 - 03/31/2022 (g)(h)(o)	3,903	3,902

Total Short-Term Instruments (Cost $6,589)		6,589

Total Investments in Securities (Cost $193,058)		200,984

Total Investments 180.5% (Cost $193,053)		$200,984
Financial Derivative Instruments (m)(n) (0.2)%(Cost or Premiums, net $757)		(242)
Other Assets and Liabilities, net (80.3)%		(89,399)

Net Assets 100.0%		$111,343

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.	08/24/2020	$1,868	$2,074	1.86%
Axis Energy Services 'A'	07/01/2021	49	49	0.04
Neiman Marcus Group Ltd. LLC	09/25/2020	425	1,417	1.27
Noble Corp.	02/05/2021-02/08/2021	27	62	0.06
Oracle Corp.4.100% due 03/25/2061	08/12/2021	110	107	0.10
Westmoreland Mining Holdings LLC	12/08/2014	269	0	0.00

$2,748	$3,709	3.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$2,687	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(2,741)	$2,687	$2,687

Total Repurchase Agreements	$(2,741)	$2,687	$2,687

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BNY	0.807%	08/16/2021	02/16/2022	$(6,706)	$(6,713)
BOS	0.853	09/23/2021	03/22/2022	(3,048)	(3,048)
BPS	0.380	09/24/2021	10/20/2021	(41)	(41)
0.390	09/03/2021	10/01/2021	(966)	(966)
0.430	10/01/2021	10/20/2021	(967)	(967)
0.490	08/11/2021	02/11/2022	(417)	(417)
0.490	08/12/2021	02/15/2022	(2,304)	(2,306)
0.490	08/17/2021	02/17/2022	(1,193)	(1,193)
0.490	08/20/2021	02/22/2022	(1,803)	(1,804)
0.490	09/14/2021	02/22/2022	(773)	(773)
0.500	08/03/2021	02/03/2022	(2,543)	(2,545)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

0.500	08/10/2021	02/10/2022	(1,550)	(1,551)
0.500	08/23/2021	02/10/2022	(58)	(58)
0.810	10/01/2021	04/01/2022	(3,325)	(3,325)
BRC	0.400	09/01/2021	10/01/2021	(372)	(372)
0.400	10/01/2021	11/02/2021	(373)	(373)
0.450	10/01/2021	01/06/2022	(530)	(530)
0.500	09/03/2021	03/03/2022	(2,064)	(2,065)
0.500	09/07/2021	03/07/2022	(928)	(928)
0.500	09/08/2021	03/08/2022	(770)	(771)
0.500	09/23/2021	03/21/2022	(627)	(627)
0.550	06/18/2021	03/10/2022	(1,118)	(1,120)
0.598	09/08/2021	03/08/2022	(2,999)	(3,000)
0.763	07/08/2021	01/10/2022	(727)	(728)
CIB	0.500	09/28/2021	10/14/2021	(1,753)	(1,753)
0.530	08/13/2021	10/13/2021	(165)	(165)
0.530	08/27/2021	10/12/2021	(322)	(322)
CSG	0.350	09/28/2021	10/27/2021	(372)	(372)
GLM	0.824	07/09/2021	10/07/2021	(680)	(681)
GSC	0.580	08/11/2021	10/12/2021	(434)	(435)
MZF	0.799	09/14/2021	03/14/2022	(8,293)	(8,296)
RDR	0.270	09/23/2021	01/20/2022	(104)	(104)
RTA	0.849	08/09/2021	02/09/2022	(2,213)	(2,216)
0.849	08/11/2021	02/09/2022	(1,349)	(1,350)
SOG	0.270	09/17/2021	10/14/2021	(95)	(95)
0.270	09/24/2021	10/19/2021	(167)	(167)
0.340	09/22/2021	TBD(2)	(784)	(784)
0.410	08/27/2021	10/19/2021	(935)	(935)
0.500	08/20/2021	02/22/2022	(294)	(294)
0.500	09/07/2021	03/07/2022	(447)	(447)
0.500	09/23/2021	03/23/2022	(2,019)	(2,019)
0.500	09/30/2021	03/07/2022	(177)	(177)
0.856	08/19/2021	02/18/2022	(747)	(748)
TDM	0.220	08/03/2021	TBD(2)	(2,144)	(2,145)
0.220	08/10/2021	TBD(2)	(300)	(300)
0.220	09/07/2021	TBD(2)	(957)	(957)
0.250	04/16/2021	TBD(2)	(1,635)	(1,637)
0.250	08/18/2021	TBD(2)	(352)	(352)
0.300	08/18/2021	TBD(2)	(140)	(140)
0.350	08/18/2021	TBD(2)	(46)	(46)
UBS	0.250	06/25/2021	TBD(2)	(247)	(247)
0.350	08/13/2021	08/12/2023	(262)	(262)
0.350	08/13/2021	TBD(2)	(512)	(512)
0.350	08/24/2021	TBD(2)	(335)	(335)
0.350	09/03/2021	09/01/2023	(279)	(280)
0.350	09/03/2021	TBD(2)	(3,990)	(3,991)
0.350	09/23/2021	TBD(2)	(749)	(750)
0.350	09/30/2021	09/30/2023	(1,845)	(1,845)
0.420	08/04/2021	11/04/2021	(4,120)	(4,123)
0.430	07/20/2021	10/19/2021	(1,711)	(1,713)
0.500	07/14/2021	01/12/2022	(191)	(191)
0.510	06/14/2021	01/10/2022	(870)	(872)
0.510	09/30/2021	01/10/2022	(260)	(260)
0.810	08/09/2021	10/08/2021	(6,813)	(6,822)
0.824	07/12/2021	10/12/2021	(3,673)	(3,680)

Total Reverse Repurchase Agreements	$(89,041)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2051	$2,200	$(2,216)	$(2,202)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2051	4,000	(4,113)	(4,117)

Total Short Sales (5.7)%	$(6,329)	$(6,319)

(l)	Securities with an aggregate market value of $106,756 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(82,579) at a weighted average interest rate of 0.646%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Sprint Communications, Inc.	5.000%	Quarterly	12/20/2021	0.329%	$300	$9	$(5)	$4	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$2,500	$0	$1	$1	$0	$0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	15,300	(131)	1,025	894	0	(2)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	32,300	606	477	1,083	0	(5)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	500	1	3	4	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	44	121	4	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	140	(7)	0	(7)	0	0
Pay(5)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	4,500	52	(19)	33	6	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	7,800	630	366	996	15	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	4,150	186	(249)	(63)	9	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	627	(15)	41	26	0	(2)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031	100	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031	100	0	2	2	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	5,200	18	(1,028)	(1,010)	0	(18)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(3)	(4)	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	400	0	20	20	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	19	15	0	(2)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	400	(2)	22	20	0	(1)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051	1,300	0	109	109	0	(4)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051	5,500	0	(191)	(191)	17	0

$1,410	$640	$2,050	$51	$(35)

Total Swap Agreements	$1,419	$635	$2,054	$51	$(35)

Cash of $1,646 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$2,677	$(533)	$351	$0	$(182)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	668	(129)	53	0	(76)

Total Swap Agreements	$(662)	$404	$0	$(258)

(o)

Securities with an aggregate market value of $503 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$228	$27,978	$7,341	$35,547
Corporate Bonds & Notes
Banking & Finance	0	10,550	0	10,550
Industrials	405	36,968	0	37,373
Utilities	0	4,235	0	4,235
Convertible Bonds & Notes
Industrials	0	597	0	597
Municipal Bonds & Notes
Puerto Rico	0	1,384	0	1,384
U.S. Government Agencies	0	4,943	0	4,943
Non-Agency Mortgage-Backed Securities	0	34,033	458	34,491
Asset-Backed Securities	0	48,445	2,453	50,898
Common Stocks
Communication Services	937	0	450	1,387
Energy	62	0	49	111
Industrials	0	11	1,417	1,428
Materials	0	0	2,074	2,074
Utilities	0	0	411	411
Warrants
Industrials	0	0	69	69
Information Technology	0	0	1,044	1,044
Preferred Securities
Industrials	0	52	4,239	4,291
Real Estate Investment Trusts
Real Estate	3,562	0	0	3,562
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	2,687	0	2,687
U.S. Treasury Bills	0	3,902	0	3,902

$5,194	$175,785	$20,005	$200,984

Total Investments	$5,194	$175,785	$20,005	$200,984

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	0	0	0
U.S. Government Agencies	0	(6,319)	0	(6,319)

$0	$(6,319)	$0	$(6,319)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$51	$0	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(35)	0	(35)
Over the counter	0	(258)	0	(258)

$0	$(293)	$0	$(293)

Total Financial Derivative Instruments	$0	$(242)	$0	$(242)

Totals	$5,194	$169,224	$20,005	$194,423

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$4,406	$2,933	$(683)	$(10)	$(576)	$579	$854	$(162)	$7,341	$(36)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2021 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	458	0	458	0
Asset-Backed Securities	2,930	0	0	9	0	(350)	0	(136)	2,453	(328)
Common Stocks
Communication Services	485	0	0	0	0	(35)	0	0	450	(35)
Energy	0	49	0	0	0	0	0	0	49	0
Industrials	1,458	0	0	0	0	(41)	0	0	1,417	(41)
Materials(2)	2,083	0	0	0	0	(9)	0	0	2,074	(9)
Utilities	411	0	0	0	0	0	0	0	411	0
Warrants
Industrials	80	0	0	0	0	(11)	0	0	69	(11)
Information Technology	971	0	0	0	0	73	0	0	1,044	73
Preferred Securities
Industrials	4,082	0	(102)	0	0	259	0	0	4,239	259

Totals	$16,906	$2,982	$(785)	$(1)	$(576)	$465	$1,312	$(298)	$20,005	$(128)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory		Ending Balance at 09/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,185	Proxy Pricing			Base Price		%	99.000	—
		3,156	Third Party Vendor			Broker Quote			60.000 - 100.250	98.707
		3,000	Waterfall Recoverability			Recovery Value			100.000	—
Non-Agency Mortgage-Backed Securities		329	Other Valuation Techniques(3)			—			—	—
		129	Proxy Pricing			Base Price			98.458	—
Asset-Backed Securities		2,453	Proxy Pricing			Base Price			0.000 - 17,942.936	14,455.131
Common Stocks
Communication Services		450	Reference Instrument			Liquidity Discount			10.000	—
Energy		49	Other Valuation Techniques(3)			—			—	—
Industrials		1,417	Discounted Cash Flow			Discount Rate			14.000	—
Materials		2,074	Comparable Companies			EBITDA Multiple		x	8.850	—
Utilities		411	Indicative Market Quotation			Broker Quote			$41.500	—
Warrants
Industrials		69	Other Valuation Techniques(3)			—			—	—
Information Technology		1,044	Comparable Companies			EBITDA Multiple		x	4.400	—
Preferred Securities
Industrials		3,694	Comparable Companies			EBITDA Multiple		x/x	11.600/8.600	—
		545	Comparable Companies/Discounted Cash Flow			Book Value/Discount Rate		x/%	0.200/20.240	—

Total		$20,005

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Sector type updated from Financials to Materials since prior fiscal year end.
(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MZF	Mizuho Securities USA LLC	UBS	UBS Securities LLC
CSG	Credit Suisse AG Cayman

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	PENAAA	Penultimate AAA Sub-Index	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	OIS	Overnight Index Swap	TBD	To-Be-Determined
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding